Initial Public Offering (Details) - $ / shares			12 Months Ended
	Apr. 14, 2021	Mar. 04, 2021	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021
Initial Public Offering
Number of shares in a unit		1
Class A common stock
Initial Public Offering
Common shares, par value (per share)			$ 0.0001	$ 0.0001	$ 0.0001
Initial Public Offering
Initial Public Offering
Number of units issued		42,000,000
Number of shares in a unit			1
Common shares, par value (per share)		$ 0.0001
Exercise price of warrants			$ 11.50
Number of warrants in a unit		1
Number of shares issuable per warrant		0.33
Initial Public Offering | Class A common stock
Initial Public Offering
Number of shares in a unit		1	1
Common shares, par value (per share)		$ 0.0001
Exercise price of warrants		$ 11.50
Number of shares issuable per warrant		1
Over-allotment option
Initial Public Offering
Number of units issued	500,000	6,300,000
Underwriters options period		45 days